UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
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   Address:      Four Embarcadero Center, Suite 550
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                 San Francisco, CA 94111
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Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      8/9/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     27
                                        --------------------

Form 13F Information Table Value Total:     403,546
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------
BAIDU COM INC            SPON ADR REP A    056752108    4,143    50,200  SH            Sole                    50,200
CANON INC                ADR               138006309   17,490   238,700  SH            Sole                   238,700
CHINA MOBILE LIMITED     SPONSORED ADR     16941M109   39,377 1,376,350  SH            Sole                 1,376,350
CHUNGHWA TELECOM CO LTD  SPONSORED ADR     17133Q205   32,310 1,749,300  SH            Sole                 1,749,300
HSBC HLDGS PLC           SPON ADR NEW      404280406   49,379   558,897  SH            Sole                   558,897
HDFC BANK LTD            ADR REPS 3 SHS    40415F101      671    12,300  SH            Sole                    12,300
HONDA MOTOR LTD          AMERN SHS         438128308   11,261   353,900  SH            Sole                   353,900
HUANENG PWR INTL INC     SPON ADR H SHS    443304100    6,827   257,900  SH            Sole                   257,900
KOOKMIN BK NEW           SPONSORED ADR     50049M109   17,186   206,909  SH            Sole                   206,909
KOREA ELECTRIC PWR       SPONSORED ADR     500631106    5,286   278,810  SH            Sole                   278,810
KT CORP                  SPONSORED ADR     48268K101   19,798   922,990  SH            Sole                   922,990
LG PHILIP LCD CO LTD     SPONS ADR REP     50186V102    1,067    58,900  SH            Sole                    58,900
THE9 LTD                 ADR               88337K104    2,252    97,100  SH            Sole                    97,100
NETEASE COM INC          SPONSORED ADR     64110W102   70,896 3,174,900  SH            Sole                 3,174,900
PETROCHINA CO LTD        SPONSORED ADR     71646E100    8,010    74,190  SH            Sole                    74,190
REDIFF COM INDIA LTD     SPONSORED ADR     757479100    1,187    80,200  SH            Sole                    80,200
SIFY LTD                 SPONSORED ADR     82655M107   12,563 1,258,800  SH            Sole                 1,258,800
SINA CORP                ORD               G81477104   11,129   445,500  SH            Sole                   445,500
SK TELECOM LTD           SPONSORED ADR     78440P108   36,076 1,540,400  SH            Sole                 1,540,400
SONY CORP                ADR NEW           835699307    2,572    58,400  SH            Sole                    58,400
SOHU COM INC             COM               83408W103      562    21,800  SH            Sole                    21,800
PT TELEKOMUNIKASI
  INDONESIA              SPONSORED ADR     715684106   26,790   834,580  SH            Sole                   834,580
TOYOTA MOTOR CORP        SP ADR REP2COM    892331307   14,318   136,900  SH            Sole                   136,900
TOM ONLINE INC           ADR REG S         889728200    7,919   410,300  SH            Sole                   410,300
TAIWAN SEMICONDUCTOR
  MFG LTD                SPONSORED ADR     874039100       99    10,748  SH            Sole                    10,748
TATA MTRS LTD            SPONSORED ADR     876568502      623    36,100  SH            Sole                    36,100
WIDERTHAN CO LTD         SPONS ADR         967593104    3,755   364,900  SH            Sole                   364,900